SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying recast combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for reporting financial information.

With respect to the historical financial data of the Acquired Businesses included within these recast combined financial statements, the historical financial data has been derived from the historical combined financial statements and accounting records of Endeavor Group Holdings, Inc. and were prepared on a standalone basis in accordance with GAAP and may not be indicative of what they would have been had the Business been independent standalone companies, nor are they necessarily indicative of the Acquired Businesses’ future financial data.

The Acquired Businesses include Endeavor Group Holdings, Inc.’s assets and liabilities that are specifically identifiable or otherwise attributable to the Acquired Businesses, including subsidiaries and/or joint ventures relating to the Acquired Businesses in which Endeavor Group Holdings, Inc. has a controlling financial interest. The assets, liabilities, revenue and expenses of the Acquired Businesses have been reflected in these recast combined financial statements on a historical cost basis, as included in the combined financial statements of Endeavor Group Holdings, Inc., using the historical accounting policies applied by Endeavor Group Holdings, Inc. Cash and cash equivalents held by Endeavor Group Holdings, Inc. at the corporate level were not attributable to the Acquired Businesses for any of the periods presented due to Endeavor Group Holdings, Inc.’s centralized approach to cash management and the financing of its operations. Only cash amounts held by entities for which the Acquired Businesses have legal title are reflected in the balance sheets. Transfers of cash, both to and from Endeavor Group Holdings, Inc.’s centralized cash management system, are reflected as a component of Net parent investment in the balance sheets and as financing activities in the accompanying statements of cash flows. Endeavor Group Holdings, Inc.’s debt was not attributed to the Acquired Businesses for any of the periods presented because Endeavor Group Holdings, Inc.’s borrowings are not the legal obligation of the Acquired Businesses.

The Acquired Businesses include all revenues and costs directly attributable to the Acquired Businesses and reflect allocations of certain Endeavor Group Holdings, Inc. corporate, infrastructure and shared services expenses, including centralized research, legal, human resources, payroll, finance and accounting, employee benefits, real estate, insurance, information technology, telecommunications, treasury, events and other expenses. The allocations may not, however, reflect the expense the Acquired Businesses would have incurred as standalone companies for the periods presented. These costs also may not be indicative of the expenses that the Acquired Businesses will incur in the future or would have incurred if the Acquired Businesses had obtained these services from a third party.

The historical financial data presented includes the recast combined results of operations of TKO and the Acquired Businesses for all periods presented.

Principles of Combination

Principles of Combination

The combined financial statements include the accounts of TKO and the Acquired Businesses and their wholly-owned subsidiaries and other subsidiaries in which a controlling voting interest is maintained, which is typically present when the Company owns a majority of the voting interest in an entity and the non-controlling interests do not hold any substantive participating rights. In addition, the Company evaluates its relationships with other entities to identify whether they are variable interest entities as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, Consolidation, and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is combined. All intercompany transactions and balances have been eliminated. Non-controlling interest in subsidiaries are reported as a component of equity or temporary equity in the combined balance sheets with disclosure of the net income (loss) and comprehensive income (loss) attributable to the Company and the non-controlling interests on the combined statements of operations and the combined statements of comprehensive income (loss). The equity method of accounting is used for investments in affiliates and joint ventures where the Company has significant influence over operating and financial policies but not control. Investments in which the Company does not have significant influence over operating and financial policies are accounted for either at fair value if the fair value is readily determinable or at cost, less impairment, adjusted for subsequent observable price changes if the fair value is not readily determinable.

TKO is the sole managing member of TKO OpCo and maintains a controlling financial interest in TKO OpCo. As sole managing member, the Company operates and controls all of the business affairs of TKO OpCo. As a result, the Company is the primary beneficiary and thus consolidates the financial results of TKO OpCo and reports a non-controlling interest representing the economic interest in TKO OpCo held by the other members of TKO OpCo. As of December 31, 2024, the Company owned 47.5% of TKO OpCo.

Use of Estimates

Use of Estimates

The preparation of combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the combined financial statements and the accompanying disclosures.

Significant accounting policies that contain subjective management estimates and assumptions include those related to revenue recognition, allowance for doubtful accounts, recoverability of deferred costs, content cost amortization and impairment, the fair value of acquired assets and liabilities associated with acquisitions, the fair value of the Company’s reporting units and the assessment of goodwill, other intangible assets and long-lived assets for impairment, determination of useful lives of intangible assets and long-lived assets acquired, the fair value of equity-based compensation, leases, income taxes and contingencies.

Management evaluates these estimates using historical experience and other factors, including the general economic environment and actions it may take in the future. The Company adjusts such estimates when facts and circumstances dictate. However, these estimates may involve significant uncertainties and judgments and cannot be determined with precision. In addition, these estimates are based on management's best judgment at a point in time and as such, these estimates may ultimately differ from actual results. Changes in estimates resulting from weakness in the economic environment or other factors beyond the Company's control could be material and would be reflected in the Company's combined financial statements in future periods.

Revenue Recognition

Revenue Recognition

Under ASC Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”), our sales revenue is recognized when products are delivered or as services are performed. Revenue is recognized when control of the promised goods or services is transferred to our customers either at a point in time or over time, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. For contracts which have more than one performance obligation the total contract consideration is allocated based on management’s estimate of each performance obligation’s relative stand-alone selling price. The variable consideration in the Company’s contracts earned from licensing intellectual property and commissions, as well as pay-per-view programming revenue, and consumer product licensing revenue is recognized in accordance with the sales or usage-based royalties exception under ASC 606. The variability of sales or usage-based royalties will be resolved in the periods when the licensee generates sales related to the intellectual property license.

We have various types of contracts with multiple performance obligations, including multi-year media rights, site fees, consumer products licensing and partnerships and marketing agreements. The transaction price in these types of contracts is allocated on a relative stand-alone selling price basis. We typically determine the stand-alone selling price of individual performance obligations based on management estimates, unless stand-alone selling prices are observable through past transactions. Estimates used to determine a performance obligation’s stand-alone selling price impact the amount and timing of revenue recognized, but not the total amount of revenue to be recognized under the arrangement.

The Company enters into many arrangements that require the Company to determine whether it is acting as a principal or an agent. This determination involves judgment and requires evaluation as to whether the Company controls the goods or services before they are transferred to the customer. As part of this analysis, the Company considers if it is primarily responsible for fulﬁllment and acceptability of the goods or services, if it has the inventory risk before or after the transfer to the customer, and if the Company has discretion in establishing prices.

Our payment terms vary by the type of products or services offered, and are generally subject to contractual payment terms, which may include advance payment requirements. The time between invoicing and when payment is due is not significant. Our contracts with customers do not result in significant obligations associated with returns, refunds or warranties. Our revenues do not include material amounts of variable consideration other than the sales or usage-based royalties earned related to our consumer product licensing and certain media rights and content contracts which are subject to contractual payment terms.

The following are the primary sources of revenue earned by the Company:

Media Rights, Production and Content

Broadcast rights fees received from distributors of the Company’s live event and television programming, both domestically and internationally, are recorded when the live event or program has been delivered and is available for distribution. Certain of the Company’s media rights are typically sold in multi-year arrangements and are generally comprised of multiple performance obligations that involve the allocation of transaction price based on the relative stand-alone selling price of each performance obligation.

With respect to the IMG Business, the Company uses both the full rights buy-out model and commission model for sales of media and broadcast rights for live entertainment and sporting event programming on behalf of other media rights owners. Under the full rights buy-out model related to media sales, the Company is acting as a principal, the Company generally will enter into an agreement with the underlying media rights owner to license the media rights prior to negotiating license arrangements with customers, primarily broadcasters and other media distributors. Upon licensing the media rights from the rights owner, the Company obtains control of the rights and has the ability to obtain substantially all the remaining economic beneﬁts of the rights. The Company is also obligated to pay the media rights owner the license fee regardless of the Company’s ability to monetize the rights. The Company has discretion in negotiating licensee fees with customers and it retains customer credit risk. The Company recognizes the customer license fees as revenue and the consideration paid to the rights holders for the acquisition of the rights as a direct operating cost. The satisfaction of the performance obligation depends on the number and timing of events delivered and is satisﬁed when the events take place. In the commission model related to media rights sales, the Company does not obtain control of the underlying rights, the Company earns a commission equal to a stated percentage of the license fees for the rights distributed. As the Company does not obtain control of the underlying media rights, the Company recognizes the sales commission as revenue. Commission revenue related to media rights sales is recognized when the underlying content becomes available for view or telecast and has been accepted by the customer. The Company’s performance obligation generally includes distributing the live video feed and revenue is typically recognized on an event basis. The Company uses its estimate of stand-alone selling price to allocate transaction price. Any advance payments received from customers are deferred upon collection and recognized into revenue as content is delivered.

Revenue from the Company’s pay-per-view programming is recognized when the event is aired and, for those contracts with variable fees, is based upon its initial estimate of the number of buys achieved. This initial estimate is based on preliminary buy information received from certain pay-per-view distributors and any adjustments to the estimated amounts are recorded when final information is received. Pay-per-view programming is distributed through cable, satellite, and digital providers to residential and commercial establishments. The Company’s customer is the cable, satellite, and certain digital providers on residential buys and the Company records its royalties earned on the sales of pay-per-view programming. For other residential buys through UFC-branded digital platforms, the Company’s customer is the end user, and the Company records the amount paid by the end customer. On commercial buys, the Company recognizes the amount paid by the establishment. The Company owns and operates its own over-the-top (“OTT”) platforms, UFC FIGHT PASS, WWE Network and PBR Ride Pass that engage customers through a monthly subscription-based model. Access to UFC FIGHT PASS, WWE Network, PBR Ride Pass is provided to subscribers and revenue is recognized ratably over each paid monthly membership period. Revenue for UFC FIGHT PASS, WWE Network, PBR Ride Pass is deferred for subscriptions paid in advance until earned. The Company recognizes revenue for UFC FIGHT PASS,WWE Network, and PBR Ride Pass gross of third-party distributor fees as the Company is the principal in the arrangement.

Revenue from the IMG Business' production services of live entertainment and sporting events is recognized at the time of the event on a per event basis. Revenue from production of editorial video content is recognized when the content is delivered to and accepted by the customer and the license period begins. Customers for the Company’s production services include broadcast networks, sports federations and independent content producers.

Live Events and Hospitality

The Company generates revenue through ticket sales and participation entry fees, site fees, hospitality sales, and management fees each of which may represent a distinct performance obligation or may be bundled into an experience package.

Live event revenue consists of ticket and VIP package sales for events at third-party venues, each of which generally represents distinct performance obligations. The Company allocates the transaction price to all performance obligations contained within an event based on their relative stand-alone selling price. Controlled event revenue (owned or licensed) is generally recognized for each performance obligation over the course of the event, multiple events, or contract term in accordance with its respective revenue stream.

For services related to third-party controlled events in the On Location business, the Company’s customer is the third-party event owner. The Company earns ﬁxed and/or variable commission revenue for ticket sales, collection of participation entry fees, hospitality sales or partnerships sales on behalf of an event owner. For these arrangements, the Company recognizes as revenue the stated percentage of commissions due from the event owner (i.e. not the gross ticket sales/earnings from the event itself) as sales are completed, as the Company is acting as an agent of the event owner. Revenue for ticket sales, participation entry fees, site fees, and hospitality sales collected in advance of the event is recorded as deferred revenue until the event occurs. For controlled events, the Company recognizes revenue gross of third-party commissions and fees as the Company is the principal in the arrangement.

The Company’s bundled experience packages may include individual tickets, experiential hospitality, hotel accommodation and transportation. For these experience packages, the Company defers the revenue and cost of revenue until the date of the event when all of the package components have been delivered to the customer. The Company also offers event management services, assisting third-party event owners with live event production and hospitality, and earns fixed fees or variable profit participation commissions, recognizing revenue over the event, multiple events, or contract term.

Partnerships and Marketing

Through our partnerships and marketing packages, the Company offers our customers a full range of promotional vehicles, including arena and octagon signage, digital and broadcast content, on-air announcements, special appearances by fighters and talent as well as other forms of advertisement. The Company allocates the transaction price to all performance obligations contained within a partnerships arrangement based upon their relative standalone selling price. Standalone selling prices are determined generally based on a rate card used to determine pricing for individual components. After allocating revenue to each performance obligation, the Company recognizes partnerships revenue when the promotional services are delivered. Revenue is primarily recognized gross of third-party commissions and fees as the Company is the principal in the arrangement. Our control is evidenced by our sole ability to monetize the partnerships and marketing inventory and being primarily responsible to our customers.

Consumer Products Licensing and Other

Revenue is derived from licensing the Company’s logos, trade names, trademarks and related symbolic intellectual property to third party manufacturers and distributors of branded merchandise. Revenue is recognized based on the Company’s estimates of sales that occurred with subsequent adjustments recognized upon receipt of a statement or other information from the customer. Many licensing agreements include minimum guarantees, which set forth the minimum royalty to be paid to the Company during a given contract year. The Company will recognize the minimum guarantee revenue ratably over its related royalty period until such point that it is more likely than not that the total revenue during the royalty period will exceed the minimum royalty. If during the royalty period, management determines that total revenue will exceed the minimum royalty, the revenue recognized during each reporting period will reflect royalties earned on the underlying product sales.

Direct Operating Costs

Direct Operating Costs

Direct operating costs primarily include both third-party and related party expenses associated with production of events and experiences, event ticket sales, and fees for media rights. This includes required payments related to media sales agency contracts when minimum sales guarantees are not met, expenses associated with our athletes and talent, production, marketing, venue costs related to the Company’s live events, and commissions and direct costs with distributors, as well as certain service fees paid to Endeavor Group Holdings, Inc.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses primarily include personnel costs as well as rent, travel, professional service costs and other overhead required to support the Company’s operations and corporate structure, including certain service fees paid to Endeavor Group Holdings, Inc.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include demand deposit accounts and highly liquid money market accounts with original maturities of three months or less at the time of purchase.
Restricted Cash	Restricted Cash Restricted cash primarily includes cash restricted as to withdrawal or usage under the terms of a contractual agreement.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. Cash and cash equivalents are maintained with various major banks and other high-quality financial institutions. The Company periodically evaluates the relative credit standings of these banks and financial institutions. The Company’s accounts receivable are typically unsecured and a significant portion relates to trade receivables for events from various distributors, who collect and remit payments to the Company from individual operators as well as large broadcast and cable television and streaming networks with whom the Company licenses content. Significant portions of trade receivables also relate to third party venues.

As of December 31, 2024 and December 31, 2023 there were no customers that accounted for 10% or more of the Company’s accounts receivable. For the year ended December 31, 2024, there were two customers, one included within the UFC segment and one included within the WWE segment, who accounted for more than 10% of the Company's revenue. For the years ended December 31, 2023 and 2022, there was one customer included within the UFC segment who accounted for more than 10% of the Company’s revenue.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

The Company uses interest rate swaps to manage exposure to the risk associated with interest rates on variable rate borrowings. The Company does not use derivatives for trading or speculative purposes. The Company recognizes derivative financial instruments at fair value as either assets or liabilities in the combined balance sheets.

The accounting for changes in fair value (i.e., gains or losses) of the interest rate swap agreements depends on whether they have been designated and qualify as part of a hedging relationship and the type of hedging relationship. Changes in the fair value of derivative instruments accounted for as cash flow hedges are recorded as a component of accumulated other comprehensive income (loss) until the hedged item affects earnings. For derivatives not designated as cash flow hedges, changes in fair value are recognized in earnings. The combined statement of operations includes the impact of Endeavor Group Holdings, Inc.’s derivative financial instruments designated as cash flow hedges to manage foreign currency risk, which have been allocated to the Acquired Businesses based on its pro rata share of gross profit.

The Acquired Businesses participate in certain foreign currency risk programs administered by Endeavor Group Holdings, Inc. The hedging activity allocated to the Acquired Businesses is for the management of the Acquired Businesses’ forecasted foreign currency expenses. The Acquired Businesses generally participates in a centralized foreign currency hedging program managed by Endeavor Group Holdings, Inc. rather than independently executing derivative financial instruments, but it does enter into forward foreign exchange contracts specifically for the IMG segment to economically hedge certain foreign currency risks. The Company evaluates whether its derivative ﬁnancial instruments qualify for hedge accounting at the inception of the contract and has determined the financial instruments are not designated for hedge accounting. The fair value of the derivative ﬁnancial instrument is recorded in the combined balance sheets. Changes in the fair value of the derivative ﬁnancial instruments that are not designated for hedge accounting are reﬂected in the combined statements of operations.

In certain circumstances, the Company enters into contracts that are settled in currencies other than the functional or local currencies of the contracting parties. Accordingly, these contracts consist of the underlying operational contract and an embedded foreign currency derivative element. Hedge accounting is not applied to the embedded foreign currency derivative element. See Note 9, Financial Instruments, for further discussion of the Company’s financial instruments.
Foreign Currency

Foreign Currency

The Company has operations outside of the United States. Therefore, changes in the value of foreign currencies affect the combined financial statements when translated into U.S. Dollars. The functional currency for substantially all subsidiaries outside the U.S. is the local currency. Financial statements for these subsidiaries are translated into U.S. Dollars at period end exchange rates as to the assets and liabilities and monthly average exchange rates as to revenue, expenses and cash flows. For these countries, currency translation adjustments are recognized in shareholders’ equity as a component of accumulated other comprehensive income (loss), whereas transaction gains and losses are recognized in other (expense) income, net in the combined statements of operations. The Company recognized $9.9 million, $(14.8) million and $33.4 million of realized and unrealized foreign currency transaction losses (gains) for the years ended December 31, 2024, 2023 and 2022, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at net realizable value. Accounts receivable are presented net of an allowance for doubtful accounts, which is an estimate of expected losses. In determining the amount of the reserve, the Company makes judgments about the creditworthiness of significant customers based on known delinquent activity or disputes and ongoing credit evaluations in addition to evaluating the historical loss rate on the pool of receivables. Accounts receivable includes unbilled receivables, which are established when revenue is recognized, but due to contractual restraints over the timing of invoicing, the Company does not have the right to invoice the customer by the balance sheet date.

Receivables Purchase Agreement

Cash received from certain receivables of the Company are required to be swept to Endeavor to repay amounts outstanding under Endeavor’s receivables purchase agreement. This agreement was entered into in January 2020 to monetize amounts invoiced under a media rights agreement by transferring these amounts to a third party on a nonrecourse basis. As of December 31, 2023 and 2022, amounts outstanding under Endeavor’s receivables purchase agreement were $4.7 million and $28.2 million, respectively.

Deferred Costs

Deferred Costs

Deferred costs principally relate to payments made to third-party vendors in advance of events taking place, hospitality prepayments, upfront contractual payments and prepayments on media and licensing rights fees and advances for content production or overhead costs. These costs are recognized when the event takes place or over the respective period of the media and licensing rights.

Property, Buildings and Equipment

Property, Buildings and Equipment

Property, buildings and equipment are stated at historical cost less accumulated depreciation. Depreciation is charged against income over the estimated useful lives of the assets using the straight-line method. The estimated useful lives of property and equipment are as follows:

Years
Buildings	35 - 40 years
Leasehold improvements	Lesser of useful life or lease term
Furniture, fixtures, office and other equipment	2 - 28.5 years
Production equipment	3 - 7 years
Computer hardware and software	2 - 5 years

Costs of normal repairs and maintenance are charged to expense as incurred.

Leases

Leases

The Company determines whether a contract contains a lease at contract inception. The Company has elected the short-term lease exemption, whereby leases with initial terms of one year or less are not capitalized and instead expensed generally on a straight-line basis over the lease term. The Company has also elected to not separate lease components from non-lease components across all lease categories. Instead, each separate lease component and non-lease component are accounted for as a single lease component. The Company is primarily a lessee with a lease portfolio comprised mainly of real estate and equipment leases. The right-of-use asset and lease liability are measured at the present value of the future minimum lease payments, with the right-of-use asset being subject to adjustments such as initial direct costs, prepaid lease payments and lease incentives. Due to the rate implicit in each lease not being readily determinable, the Company uses its incremental collateralized borrowing rate or Endeavor Group Holdings, Inc.’s incremental collateralized borrowing rate to determine the present value of the lease payments. The lease term includes periods covered by options to extend when it is reasonably certain the Company will exercise such options as well as periods subsequent to an option to terminate the lease if it is reasonably certain the Company will not exercise the termination option. Operating lease costs are recognized on a straight-line basis over the lease term. For finance leases, the Company records interest expense on the lease liability and straight-line amortization of the right-of-use asset over the lease term. Variable lease costs are recognized as incurred.

Business Combinations

Business Combinations

The Company accounts for acquisitions in which it obtains control of one or more businesses as a business combination. The purchase price of the acquired businesses, including management’s estimation of the fair value of any contingent consideration, is allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the purchase price over those fair values is recognized as goodwill. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments, in the period in which they are determined, to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recognized in the combined statements of operations.

Goodwill

Goodwill

Goodwill is tested annually as of October 1 for impairment and at any time upon the occurrence of certain events or substantive changes in circumstances that indicate the carrying amount of goodwill may not be recoverable. The Company has the option to perform a qualitative assessment to determine if an impairment is “more likely than not” to have occurred. If the Company can support the conclusion that the fair value of a reporting unit is greater than its carrying amount under the qualitative assessment, the Company would not need to perform the quantitative impairment test for that reporting unit. If the Company cannot support such a conclusion or the Company does not elect to perform the qualitative assessment, then the Company must perform the quantitative impairment test. When the Company performs a quantitative test, it records the amount of goodwill impairment, if any, as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. Charges resulting from an impairment test are recorded in impairment charges in the combined statements of operations.

Goodwill attributable to the Acquired Businesses was recorded on the basis of Endeavor Group Holdings, Inc.’s reporting units. The goodwill amounts carry with them the results of Endeavor Group Holdings, Inc.’s impairment tests, akin to a reorganization of reporting units of Endeavor Group Holdings, Inc. for which U.S. GAAP does not require retrospective testing of goodwill under the reorganized structure.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of trade names and customer relationships. Intangible assets with finite lives are recorded at their estimated fair value at the date of acquisition and are amortized over their estimated useful lives using the straight-line method. The estimated useful lives of finite-lived intangible assets are as follows:

Years
Trademarks and trade names	2 - 26 years
Customers relationships	2 - 22 years
Internally developed technology	2 - 15 years
Other	2 - 12 years

For intangible assets that are amortized, the Company evaluates assets for recoverability when there is an indication of potential impairment or when the useful lives are no longer appropriate. If the undiscounted cash flows from a group of assets being evaluated is less than the carrying value of that group of assets, the fair value of the asset group is determined and the carrying value of the asset group is written down to fair value and an impairment loss is recognized for the difference between the fair value and carrying value, which is recorded in impairment charges in the combined statements of operations.

Identiﬁable indeﬁnite-lived intangible assets are tested annually for impairment as of October 1 and at any time upon the occurrence of certain events or substantive changes in circumstances that indicate the carrying amount may not be recoverable. The Company has the option to perform a qualitative assessment to determine if an impairment is "more likely than not" to have occurred. In the qualitative assessment, the Company must evaluate the totality of qualitative factors, including any recent fair value measurements, that impact whether an indefinite-lived intangible asset has a carrying amount that "more likely than not" exceeds its fair value. The Company must then conduct a quantitative analysis if the Company (1) determines that such an impairment is "more likely than not" to exist, or (2) forgoes the qualitative assessment entirely. The impairment test for identiﬁable indeﬁnite-lived intangible assets consists of a comparison of the estimated fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess and is recorded in impairment charges in the combined statements of operations.

Investments

Investments

For equity method investments, the Company periodically reviews the carrying value of its investments to determine if there has been an other-than-temporary decline in fair value below carrying value. For equity investments without readily determinable fair value, the Company performs a qualitative assessment at each reporting period. A variety of factors are considered when determining if an impairment exists, including, among others, the financial condition and business prospects of the investee, as well as the Company’s investment intent.

Content Costs

Content Costs

The Company incurs costs to produce and distribute film and television content, which are either monetized on a title-by-title basis or as a group through subscriptions from customers. These costs include development costs, direct costs of production as well as direct negative costs incurred in the physical production of the film. From time to time, the Company acquires films to distribute exclusively through its UFC Fight Pass subscription network. The Company also licenses films for distribution exclusively through its UFC Fight Pass subscription network. Content costs are included in other assets in the combined balance sheets. Depending on the predominant monetization strategy, content costs are amortized over the estimated period of ultimate revenue subject to an individual-film-forecast model or over the estimated usage of the film group. Such amortization is recorded in direct operating expenses in the combined statements of operations.

The Company produces live sports and taped content, which represent content costs predominantly monetized on a title-by-title basis that has a limited life to sell in secondary markets. As such, the Company recognizes all of the revenue associated with film and television costs when the programs are delivered and made available for telecast in the initial market resulting in simultaneously expensing all of the related film and television costs. Costs incurred in acquiring, licensing, and producing content for distribution on UFC Fight Pass are predominantly monetized as a film group, and are amortized straight-line over the shorter of the license term or the estimated period of use, which is currently three years. These estimates are reviewed at the end of each reporting period and adjustments, if any, will result in changes to amortization rates.

Unamortized content costs are also tested for impairment based on the predominant monetization strategy whenever there is an impairment indication, as a result of certain triggering events or changes in circumstances, whereby the fair value of the individual film and television content or collectively with others as a film group may be less than its unamortized costs. The impairment test compares the estimated fair value of the individual film and television content or collectively with others as a film group to the carrying value of the unamortized content costs. Where the unamortized content costs exceed the fair value, the excess is recorded as an impairment charge in the combined statements of operations. No impairment charges were recognized during the years ended December 31, 2024, 2023 or 2022.

Content Production Incentives

Content Production Incentives

As there is no authoritative guidance under U.S. GAAP on accounting for government assistance to for profit business entities, the Company accounts for content production incentives by analogy to International Accounting Standard ("IAS") 20, Accounting for Government Grants and Disclosure of Government Assistance.

The Company has access to various governmental programs primarily related to WWE that are designed to promote content production within the United States and certain international jurisdictions. Tax incentives earned with respect to expenditures on qualifying film production activities are included as an offset to other assets in the combined balance sheets. Tax incentives earned with respect to expenditures on qualifying capital projects are included as an offset to property, buildings and equipment, net in the combined balance sheets. Tax incentives earned with respect to expenditures on qualifying television and other production activities are recorded as an offset to production expenses within direct operating costs within the combined statements of operations. The Company recognizes these benefits when we have reasonable assurance regarding the realizable amount of the tax credits. The realizable amount is recorded within accounts receivable in the combined balance sheets until the Company receives the funds from the respective governmental jurisdiction.

Debt Issuance Costs

Debt Issuance Costs

Costs incurred in connection with the issuance of the Company’s long-term debt have been recorded as a direct reduction against the debt and amortized over the life of the associated debt as a component of interest expense using the effective interest method. Costs incurred with the issuance of the Company’s revolving credit facilities have been deferred and amortized over the term of the facilities as a component of interest expense using the straight-line method. These deferred costs are included in other assets in the combined balance sheets.

Fair Value Measurements

Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value measurements are categorized within a fair value hierarchy, which is comprised of three categories. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The fair value hierarchy is composed of the following three categories:

Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurements.

Forward Foreign Exchange Contracts

The Company classifies its forward foreign exchange contracts within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of December 31, 2024 and 2023, the Company had $1.3 million and $1.0 million in other current assets, $2.0 million and $0.1 million in other assets, $2.2 million and $2.2 million in other current liabilities, and none and $1.2 million in other long term liabilities, respectively, recorded in the combined balance sheets related to the Company’s forward foreign exchange contracts.

Contingent Consideration

The Company has recorded contingent consideration liabilities in connection with its acquisitions. Contingent consideration is included in other current liabilities and other long-term liabilities in the combined balance sheets. Changes in fair value are recognized in selling, general and administrative expenses in the combined statements of operations. The estimated fair value of the contingent consideration is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

The carrying values reported in the combined balance sheets for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate fair value because of the immediate or short-term maturities of these financial instruments.

The Company’s assets measured at fair value on a nonrecurring basis include investments, long-lived assets, indeﬁnite-lived intangible assets and goodwill. These assets are not measured and adjusted to fair value on an ongoing basis but are subject to periodic evaluations for potential impairment (Note 6 and Note 7). The resulting fair value measurements of the assets are considered to be Level 3 measurements.

The Company’s assets and liabilities include foreign forward exchange contracts and contingent consideration which are recorded within other current assets and other assets as well as other current liabilities and other long-term liabilities in the combined balance sheets.

Non-controlling Interests

Non-controlling Interests

Non-controlling interests in combined subsidiaries represent the component of equity in combined subsidiaries held by third parties. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. In addition, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary will be initially measured at fair value and the difference between the carrying value and fair value of the retained interest will be recorded as a gain or loss.

Non-controlling interests with redemption features, such as put options, that are not solely within the Company’s control are considered redeemable non-controlling interests. Redeemable non-controlling interests are considered to be temporary equity and are reported in the mezzanine section between total liabilities and shareholders’ equity in the combined balance sheets. Redeemable non-controlling interests are recorded at the greater of carrying value, which is adjusted for the non-controlling interests’ share of net income or loss, or estimated redemption value at each reporting period. If the carrying value, after the income or loss attribution, is below the estimated redemption value at each reporting period, the Company remeasures the redeemable non-controlling interests to its redemption value.

On Location

In connection with the acquisition of On Location in January 2020, Endeavor Group Holdings, Inc. entered into the OL LLC Agreement of Endeavor OLE Parent, LLC (“On Location Parent”) with 32 Equity, LLC (“32 Equity”), whereby 32 Equity retained a minority interest in On Location Parent. In April 2022, Endeavor Group Holdings, Inc. acquired 32 Equity’s remaining minority interest in On Location Parent, resulting in 32 Equity’s non-controlling interest being reclassified to net parent investment.

Equity-Based Compensation

Equity-Based Compensation

Incentive Awards

Equity-based compensation is accounted for in accordance with ASC Topic 718-10, Compensation-Stock Compensation. The Company records compensation costs related to its incentive awards. Equity-based compensation cost is measured at the grant date based on the fair value of the award. Compensation cost for time-based awards is recognized ratably over the applicable vesting period with forfeitures recognized as they occur. Compensation cost for performance-based awards with a performance condition is reassessed each period and recognized based upon the probability that the performance conditions will be achieved. See Note 13, Equity-Based Compensation, for further discussion of the Company’s equity-based compensation.

Replacement Awards

Pursuant to the Transaction Agreement, the Company converted each WWE equity award of restricted stock units (“RSUs”) and performance stock units (“PSUs”) held by WWE directors, officers and employees into TKO RSUs and PSUs of equal value and vesting conditions (with such performance vesting conditions equitably adjusted), respectively (the “Replacement Awards”). The value of the Replacement Awards was determined using the closing price of WWE Class A common stock, par value $0.01 per share (“WWE Class A common stock”), on the day immediately preceding the closing of the Transactions. The portion of the Replacement Awards issued in connection with the Transactions that was associated with services rendered prior to the date of the Transactions was included in the total consideration transferred.

With regards to the remaining unvested portion of the Replacement Awards, equity-based compensation costs of RSUs are recognized over the total remaining service period on a straight-line basis with forfeitures recognized as they occur. RSUs have a service requirement and generally vest in equal annual installments over a three-year period. Unvested RSUs accrue dividend equivalents at the same rate as are paid on shares of TKO Class A common stock, par value $0.00001 per share (the “TKO Class A common stock”). The dividend equivalents are subject to the same vesting schedule as the underlying RSUs.

PSUs, which are subject to certain performance conditions and have a service requirement, generally vest in equal installments over a three-year period. Until such time as the performance conditions are met, stock compensation costs associated with these PSUs are re-measured each reporting period based upon the fair market value of the Company’s common stock and the estimated performance attainment on the reporting date. The ultimate number of PSUs that are issued to an employee is the result of the actual performance of the Company at the end of the performance period compared to the performance conditions. Compensation costs for PSUs are recognized using a graded-vesting attribution method over the vesting period based upon the probability that the performance conditions will be achieved, with forfeitures recognized as they occur. Unvested PSUs accrue dividend equivalents once the performance conditions are met at the same rate as are paid on shares of TKO Class A common stock. The dividend equivalents are subject to the same vesting schedule as the underlying PSUs.

Earnings per Share

Earnings per Share

Earnings per share (“EPS”) is computed in accordance with ASC 260, Earnings per Share. Basic EPS is computed by dividing the net income (loss) available to holders of TKO Class A common stock by the weighted average number of shares outstanding for the period. Diluted EPS is calculated by dividing the net income (loss) available for holders of TKO Class A common stock by the diluted weighted average shares outstanding for that period. Diluted EPS includes the determinants of basic EPS and, in addition, reflects the dilutive effect of additional shares of TKO Class A common stock issuable in exchange for redemption of certain non-controlling interests, outstanding convertible debt instruments, as well as under the Company’s share based compensation plans (if dilutive), with adjustments to net income (loss) available for common stockholders for dilutive potential common shares.

Shares of the Company’s Class B common stock, par value $0.00001 per share (the “TKO Class B common stock”) do not share in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings (loss) per share of TKO Class B common stock under the two-class method has not been presented. However, shares of TKO Class B common stock outstanding for the period are considered potentially dilutive shares of TKO Class A common stock under application of the if-converted method and are included in the computation of diluted earnings (loss) per share, except when the effect would be anti-dilutive.

The Company may be required to calculate basic EPS using the two-class method as a result of its redeemable non-controlling interests. To the extent that the redemption value increases and exceeds the then-current fair value of a redeemable non-controlling interest, net income (loss) available to common stockholders (used to calculate EPS) could be negatively impacted by that increase, subject to certain limitations. The partial or full recovery of any reductions to net income (loss) available to common stockholders (used to calculate EPS) is limited to any cumulative prior-period reductions. There was no impact to EPS for such adjustments related to the redeemable non-controlling interests.

Income Taxes

Income Taxes

TKO Group Holdings, Inc. was incorporated as a Delaware corporation in March 2023. As the sole managing member of TKO OpCo, TKO Group Holdings, Inc. ultimately controls TKO OpCo. TKO Group Holdings, Inc. is subject to corporate income taxes on its share of taxable income of TKO OpCo. TKO OpCo is treated as a partnership for U.S. federal income tax purposes and is therefore generally not subject to U.S. corporate income tax. TKO OpCo’s foreign subsidiaries are subject to entity-level taxes. TKO OpCo’s U.S. subsidiaries are subject to withholding taxes on sales in certain foreign jurisdictions which are included as a component of foreign current taxes. TKO OpCo is subject to entity-level income taxes in certain U.S. state and local jurisdictions. For the periods prior to the Endeavor Asset Acquisition, the Acquired Businesses primarily consisted of U.S. flow through entities not subject to tax as well as some foreign subsidiaries and U.S. regarded corporations subject to entity level taxes. Income taxes related to the Acquired Businesses reflected in the combined tax provision are attributable to U.S. regarded entities and foreign entities subject to tax in their respective jurisdictions.

The Company accounts for income taxes under the asset and liability method in accordance with ASC Topic 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Significant factors considered by the Company in estimating the probability of the realization of deferred tax assets include expectations of future earnings and taxable income, as well as the application of tax laws in the jurisdictions in which the Company operates. A valuation allowance is provided when the Company determines that it is “more likely than not” that a portion of a deferred tax asset will not be realized.

ASC 740 prescribes a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is “more likely than not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. To the extent the Company prevails in matters for which a liability for an unrecognized tax benefit is established or is required to pay amounts in excess of the liability, the Company’s effective tax rate in a given financial statement period may be affected.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the combined statements of operations. Accrued interest and penalties are included in the related tax liability line in the combined balance sheets.